Commissions and Other Expenses	12 Months Ended
Dec. 31, 2022
Commissions and Other Expenses [Abstract]
Commissions and Other Expenses

22. Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Commissions	$2,201	$2,227	$2,193
General and administrative expenses	2,200	2,187	2,014
DAC and VOBA deferrals, net of amortization	(346)	(321)	(144)
Broker-dealer expenses	419	441	378
Taxes, licenses and fees	344	358	336
Expenses associated with reserve financing and LOCs	60	57	55
Specifically identifiable intangible asset amortization	37	37	37
Other amortization	12	11	-
Transaction and integration costs related to mergers, acquisitions and divestitures	-	14	20
Total	$4,927	$5,011	$4,889